Assets for Each Segment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 9,738	$ 10,018		$ 12,550
Financial Systems
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets		6,297		8,661
Availability Services
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets		3,300		3,793
Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets		834		776
Corporate and other
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets		$ (413)	[1]	$ (680)	[1]

[1]	Includes items that are eliminated in consolidation, deferred income taxes and the assets of the Company's discontinued operations of $1,350 million in 2011. Amortization of acquisition-related intangible assets by segment follows (in millions): Year ended December 31, 2010 2011 2012 Amortization of acquisition-related intangible assets: Financial Systems $ 256 $ 243 (6) $ 202 Availability Services 171 172 165 Other segment 20 19 17 Corporate 1 1 1 Total amortization of acquisition-related intangible assets $ 448 $ 435 $ 385